INVENTORIES	12 Months Ended
Sep. 30, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 7. INVENTORIES

Inventories consisted of the following:

	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)
Raw material	$4	$39
Finished goods	1,343	414
Project-in-progress	795	235

Total	$2,142	$688

The Company reviews its inventories periodically for possible obsolete or damaged goods and to determine if any allowance is necessary for potential obsolescence. As of September 30, 2014 and 2013, the Company determined that no allowance was necessary.